SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative2) (USD $)	9 Months Ended		12 Months Ended		115 Months Ended	118 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 18,420		$ 18,453	$ 23,569	$ 149,626	$ 274,208
Idle equipment carrying value	128,245		128,245		128,245	128,245
Intangible assets, useful life	15 years		15 years
Employee stock-based compensation expense	$ 371,912	$ 265,354	$ 544,503	$ 1,569,037	$ 2,684,947	$ 3,056,859
Exercisable shares	2,580,553		2,294,053	2,876,714	2,294,053	2,580,553
Preferred stock convertible into shares of common stock			2,126,574	1,924,230
Common Stock
Property, Plant and Equipment [Line Items]
Exercisable shares	4,536,926	4,353,428	4,035,428	4,167,584	4,035,428	4,536,926
Warrant [Member]
Property, Plant and Equipment [Line Items]
Exercisable shares	14,856,282		5,243,531	4,843,531	5,243,531	14,856,282
Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	Three to five years		Three to five years
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	Three to five years		Three to five years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	Three to five years		Three to five years
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	Three to five years		Three to five years